File No. 33-81926

File No. 811-08652

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  /X/

POST-EFFECTIVE AMENDMENT NO.  29

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 31  /X/

CROFT FUNDS CORPORATION

(Exact Name of Registrant as Specified in Charter)

Canton House, 300 Water Street

Baltimore, Maryland 21202

(Address of Principal Executive Offices, Zip Code)

Registrant’s Telephone Number, including Area Code (410) 576-0100

Mr. Kent Croft

Canton House, 300 Water Street

Baltimore, Maryland 21202

(Name and Address of Agent for Service)

Copies to:

JoAnn M. Strasser, Esquire

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH  43215

It is proposed that this filing will become effective (check appropriate box)

__  immediately upon filing pursuant to paragraph (b) of Rule 485

_X_    on November 27, 2013  pursuant to paragraph (b) of Rule 485

__  60 days after filing pursuant to paragraph (a) of Rule 485

__   on (date) pursuant to paragraph (a) of Rule 485

_ _  75 days after filing pursuant to paragraph (a) of Rule 485

If appropriate, check the following box:

_  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

Croft Focus Fund

Class I Shares (CIFVX)

Class R Shares (CRFVX)

November 27, 2013

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The Croft Focus Fund seeks capital growth.

This Prospectus provides important information about the Fund that you should know before investing.  Please read it carefully and keep it for future reference.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

 PAGE

FUND SUMMARY – THE CROFT FOCUS FUND	2
ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS	5
MANAGEMENT OF THE FUND	8
HOW NET ASSET VALUE IS DETERMINED	9
IMPORTANT INFORMATION ABOUT NEW ACCOUNTS	10
HOW TO BUY SHARES	10
HOW TO REDEEM SHARES	12
MARKET TIMING	13
DISTRIBUTIONS	14
TAXES	14
DISTRIBUTION PLAN	14
FINANCIAL HIGHLIGHTS	15

FUND SUMMARY – THE FOCUS FUND

Investment Objective

The Croft Focus Fund’s investment objective is long-term growth of capital.

Fees And Expenses

		CLASS I	CLASS R
Shareholder Fees (fees paid directly from your investment)	Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Management Fees	0.94%	0.94%
	Distribution (12b-1) Fees	None	0.25%
	Other Expenses(1)	0.11%	0.11%
	Acquired Fund Fees and Expenses (1)(2)	0.00%	0.00%
	Total Annual Fund
	Operating Expenses	1.05%	1.30%

(1) Based on estimated amounts for the current fiscal year.

(2) Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.  The operating expenses in this fee table will not correlate to the expense ratio in the Fund's future financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
CLASS I	$107	$334
CLASS R	$132	$412

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund invests primarily in common stocks of U.S. and foreign companies that Croft-Leominster, Inc. (the “Manager”) believes are undervalued.  The Manager's investment philosophy is value-oriented and at times somewhat contrarian to the marketplace.  The Manager employs a disciplined, bottom-up approach to select securities for investment, but generally does not attempt to time the market or overly rely on top-down macro-economic trends.  The Manager applies this philosophy toward its goal of capital appreciation.

The Manager aims to invest in a non-diversified portfolio of companies, without regard to capitalization, that collectively have a lower projected price to earnings ratio than the market, a higher projected rate of earnings growth relative to the market, and what the Manager believes to be reduced risk levels relative to the general averages. The Manager also takes into consideration other valuation measures such as price to cash flow, price to book value,  the underlying value of a company’s assets, including resource reserves and land assets, and other factors. The Manager generally sells a security when it reaches its full potential value based on a fundamental analysis, or when the Manager perceives the risk return ratio has become unfavorable.  Unlike the Croft Value Fund, the Manager will limit the Fund portfolio of investments to 25 or fewer companies.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.

Principal Investment Risks

Investing in common stocks involves risk and you may lose all or a substantial part of your investment. An investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term fluctuations because the Fund’s shares will fluctuate in value based on fluctuations in the value of the equity securities held in the Fund’s portfolio.

The stocks in which the Fund invests may not be undervalued as expected.  Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, value-oriented funds may underperform when growth investing is in favor.

Certain investment risks, including value-oriented investment risk, may be amplified due to the focused nature of the Fund’s portfolio of investments.

Many individual securities may be riskier than the market and experience abrupt short-term price movements and may result in possible loss of money on your investment.

The Fund’s investments in smaller capitalization companies are subject to the risk that the earnings and prospects of smaller companies are more volatile than larger companies and may experience higher failure rates than do larger companies.

Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.  The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

Fund Performance

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.  Updated performance information is available at www.croftfunds.com or by calling 1-800-746-3322.

Investment Advisor

Croft-Leominster, Inc.

Portfolio Managers

Kent G. Croft and G. Russell Croft are portfolio managers for the Fund, and have managed the Fund’s portfolio since inception.

PURCHASE AND REDEMPTION OF FUND SHARES

The minimum initial investment to open an account is $2,000 for regular accounts ($500 for an IRA), and the minimum additional investment is $100 for the Class R shares. The minimum initial investment to open an account is $500,000, and there is no minimum additional investment for the Class I shares.  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open.  Purchases and redemptions may be made by mail to Croft Funds Corporation, c/o Mutual Shareholder Services, LLC, 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147.

TAX INFORMATION

Dividends and capital gain distributions you receive from the Fund are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred account such as an IRA or 401(k) plan.

FINANCIAL INTERMEDIARY COMPENSATION

Payments to Broker-Dealers and Other Financial Intermediaries.

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

Investment Objective

The Fund’s investment objective is growth of capital.  The investment policies and objective of the Fund may be changed without shareholder approval upon 60 days’ notice to shareholders.

Principal Investment Strategies

The Fund invests primarily in common stocks of U.S. and foreign companies that the Manager believes are undervalued. The Manager's investment philosophy that is value-oriented and at times somewhat contrarian to the marketplace.  The Manager employs a disciplined, bottom-up approach in selecting securities for investment, but generally does not attempt to time the market, or overly rely on top-down macro-economic trends.  The Manager applies this philosophy toward its goal of capital appreciation.

The Manager aims to invest in a non-diversified portfolio of companies, without regard to capitalization, that collectively have a lower projected price to earnings ratio than the market, a higher projected rate of earnings growth relative to the market, and what the Manager believes to be reduced risk levels relative to the general averages. The Manager also takes into consideration other valuation measures such as price to cash flow, price to book value, the underlying value of a company’s assets, including resource reserves and land assets, and other factors. The Manager generally sells a security when it reaches its full potential value based on a fundamental analysis, or when the Manager perceives the risk return ratio has become unfavorable.  Unlike the Croft Value Fund, the Manager will limit the Fund’s portfolio of investments to 25 or fewer companies.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.  Although the objective is long-term growth of capital, the Advisor may occasionally engage in active and frequent trading to achieve the Fund’s investment objectives.

Principal Investment Risks

Investing in common stocks involves risk and you may lose all or a substantial part of your investment. An investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term fluctuations.

The Fund’s shares will fluctuate in value based on fluctuations in the value of the equity securities held in the Fund’s portfolio. The stocks in which the Fund invests will normally exhibit the characteristic of a lower price to projected earnings ratio than the market and a somewhat higher level of “company-specific” risks than the market. As a result, these stocks may have higher earnings sensitivity to the business cycle or interest rates, high debt levels, potential for business restructuring or other special situations, and legal or regulatory risks and uncertainties.

The stocks in which the Fund invests may not be undervalued as expected. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, value-oriented funds may underperform when growth investing is in favor.

The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a non-focused fund.  Accordingly, certain investment risks, including value-oriented investment risk, may be amplified due to the focused nature of the Fund’s investments.

Many individual securities may be riskier than the market and experience abrupt short-term price movements and may result in possible loss of money on your investment. The Fund’s net asset value, yield, and total return may be affected by such price movements.

To the extent the Fund invests in smaller capitalization companies, the Fund will be subject to additional risks.  The earnings and prospects of smaller companies are more volatile than larger companies.  Smaller companies may experience higher failure rates than do larger companies.  The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.  Smaller companies may have limited markets, product lines or financial resources and may lack management experience.

Foreign investing, including in securities traded in domestic securities markets in the form of American Depositary Receipts ("ADRs"), exposes the Fund to greater risks because the Fund’s performance may depend on factors other than the performance of securities of U.S. issuers.  Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. dollars and U.S. Issuers.  The value of foreign currency denominated securities or foreign currency contracts is also affected by the value of the local currency relative to the U.S. dollar.  There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign currency denominated securities.  The value of foreign investments, including foreign currency denominated investments, may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations.  In addition, foreign brokerage commissions, custody fees and other costs of investing in foreign securities are generally higher than in the United States.  Investments in foreign issues, whether denominated in U.S. dollars or foreign currencies, could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.

As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.  The Fund may also invest in ETFs that are non-diversified.  Because a relatively high percentage of the assets of the Fund may be invested in the securities of a limited number of issuers, the value of shares of the Fund may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company. This fluctuation, if significant, may affect the performance of the Fund.

The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

Portfolio Holdings Disclosure

The Fund’s policies and procedures with respect to the disclosure of its portfolio securities are available in the Fund’s Statement of Additional Information.

MANAGEMENT OF THE FUND

Investment Manager

Pursuant to an advisory agreement with Croft Funds Corporation (the “Corporation”), the Manager provides investment advisory and portfolio management services and makes day-to-day investment decisions for the Fund.  The Manager is registered as an investment advisor with the SEC and has been in the investment management business for more than 20 years.  As of August, 31, 2013, the Manager managed over $800 million in assets for pension plans, corporations, individuals, institutions and limited partnerships.  The Manager’s address is Canton House, 300 Water Street, Baltimore, Maryland 21202.

The Manager has contractually agreed to waive its management fees or reimburse Fund expenses to limit the overall expense ratios for the Focus Fund (excluding ordinary brokerage commissions, 12b-1 fees, underlying fund fees and expenses and extraordinary expenses) to 1.22%, of the Fund’s average net assets through November 27, 2014.  This arrangement may enhance the Fund’s performance.

A discussion regarding the basis for the Board of Directors’ approval of the advisory agreement will be available in the Fund’s first Semi-Annual or Annual Report to Shareholders.

Portfolio Managers

Mr. Kent G. Croft, President of the Manager and Mr. Russell G. Croft, Vice President of the Manager have joint responsibility for overseeing the investments of the Fund’s assets.  The portfolio managers make investment decisions by consensus, each having equal authority and responsibility with respect to the portfolios.

Mr. Kent G. Croft holds an A.B. degree (1985) from Dartmouth College.  From 1985 through May 1988, Mr. Croft was employed as a manager in the equity department at Salomon Brothers, Inc., New York.  From 1988 to1989, Mr. Croft was Vice President, Real Estate Investments for Bryans Road Corp.  In 1989, he founded Croft-Leominster, Inc. with L. Gordon Croft.  Mr. Kent Croft has been portfolio manager for the Fund since its inception. Mr. Kent Croft is a former board member for the Baltimore Securities Analysts Society and is a member of the CFA Institute.  Lastly, he is FINRA and NYSE registered and completed work at Harvard University’s Kennedy School of Government in behavioral finance.  Mr. Kent Croft’s past and present Board memberships have included: President of Croft-Leominster, Inc. Foundation, Maryland Mentoring Partnership, Wildfowl Trust of North America and St. Paul’s School, Irvine Nature Center and Baltimore Lab School.

Mr. Russell G. Croft holds a B.A. degree (1996) from Washington and Lee University and obtained his M.B.A. (1998) from the University of London.  Before coming to Croft-Leominster, Inc. in 1998, Mr. Croft had experience working for Gabelli & Company in New York.  Mr. Russell G. Croft has been a portfolio manager for the Fund since its inception.  Mr. Croft is a Trustee of the St. Paul’s School and serves on the Investment Committee at The Cristo Rey Jesuit High School in Baltimore.

The Fund’s Statement of Additional Information provides information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.

HOW NET ASSET VALUE IS DETERMINED

The price of Fund shares is the Fund’s net asset value.  The net asset value per share of the Fund is determined once on each day on which the New York Stock Exchange (NYSE”) is open (a “Business Day”), as of the close of the Exchange, usually 4:00 p.m. Eastern Time (“Valuation Time”).  Portfolio securities for which market quotations are readily available are valued at market price.  Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which the Corporation’s Directors have determined to approximate their market value.  If market prices are not available or, in the Manager’s opinion, market prices do not reflect fair value, or if an event occurs after the close of trading (but prior to the time the NAV is calculated) that materially affects fair value, the Manager may value the Fund’s assets at their fair value according to policies approved by the Board of Directors.  For example, if trading in a portfolio security is halted and does not resume before the Fund calculates its NAV, the Manager may need to price the security using the Corporation’s fair value pricing guidelines.  Without a fair value price, short term traders could take advantage of the arbitrage opportunity and dilute the NAV of long term investors.  Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short term traders.  If the Fund uses a fair value price, there is no assurance that the Fund will receive the fair value price when the security is sold.

Orders for the purchase of shares of the Fund are executed at the net asset value determined as of the next Valuation Time after an order is received in proper form.  Shares will not be priced on days when the NYSE is closed.

If any part of the Fund’s assets is invested in other mutual funds, that portion of the Fund’s net asset value is calculated based on the net asset value of that mutual fund.  The prospectus for the other mutual fund explains the circumstances and effects of fair value pricing for that fund.

IMPORTANT INFORMATION ABOUT NEW ACCOUNTS

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. This means that, when you open an account, we will ask your name, address, date of birth, and other information that will allow us to identify you. We may also ask for identifying documents, and may take additional steps to verify your identity. We may not be able to open an account or complete a transaction for you until we are able to verify your identify.

HOW TO BUY SHARES

You may purchase shares by mail, wire, or through broker-dealer firms that make shares available.  The Fund does not charge any sales charges for purchases of Fund shares.

The minimum initial investment is $2,000 ($500 for an IRA), and the minimum additional investment is $100 for the Class R shares. The minimum initial investment is $500,000, and the minimum and additional investments may be made in any amount for the Class I shares.  The Corporation reserves the right to reject any order for the purchase of shares in whole or in part.

Clients of the Manager may, under certain circumstances, purchase shares of the Fund “in-kind.”  This means that the purchase price is paid with securities valued at fair market value.

Purchases by Mail

You may open an account by mail or overnight delivery by sending a check or other negotiable bank draft (payable to: the Class R shares for $2,000 or more ($500 minimum for IRAs) or $500,000 for the Class I shares, together with the completed Application Form to the Corporation at the following address (use for overnight delivery also):

Croft Funds

c/o Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

All applications are available online at www.croftfunds.com or by calling 1-800-746-3322.

If you are making a subsequent investment, you should send a stub from a previous confirmation in lieu of the application form.  If no stub is available, you should send a brief letter giving the name of the Fund(s), registered name(s) of the account and the account number along with a check indicating your account number on the face.  Checks do not need to be certified but must be drawn on a U.S. bank.

Mutual Shareholder Services, LLC, the Fund’s transfer agent (“MSS”), will charge a $20 fee against your account for any check returned to the Custodian.  You will also be responsible for any losses suffered by the Fund as a result of a returned check.

Purchase by Wire

You may purchase shares by wire.  A purchase order will be effective as of the day received, if the order and payment are received before 4:00 P.M. Eastern Time.  Your bank may charge a wire fee.

If you are establishing a new account or purchasing additional shares for an existing account by wire transfer, you should call MSS beforehand to provide account information.  A properly completed and signed application marked “follow up” must be sent for all new accounts opened by wire, which are subject to acceptance by the Fund.

If you have an account with a commercial bank that is a member of the Federal Reserve System, you may purchase share of the Fund by requesting the bank to transmit funds by wire. Please contact the Fund’s transfer agent at 1-800-746-3322 to obtain wire instructions.

Tax-Deferred Retirement Plans

You may purchase shares for virtually all types of tax-deferred retirement plans.  Please contact the Fund’s transfer agent at 1-800-746-3322 to obtain plan forms and/or custody agreements for the following:

Individual Retirement Accounts – All Types.  These are for individuals and their non-employed spouses who wish to make a limited tax-deductible contribution to a tax-deferred account for retirement; and Simplified Employee Pension Plans US Bank, N.A. furnishes custodian services to the Fund’s shareholders for such tax-deferred retirement plans.  Dividends and distributions will be automatically reinvested without a sales charge.  For further details, including fees charged, tax consequences and redemption information, see the specific plan documents, which can be obtained from the Corporation.  You should consult with your tax advisor before establishing any tax-deferred retirement plans.

If you are interested in investing your IRA account in the Fund, you may have to establish an IRA or IRA Rollover account through US Bank, N.A.  Please call the Fund’s transfer agent at 1-800-746-3322 for further information.

HOW TO REDEEM SHARES

You may redeem shares by sending written request or fax, signed by the record owner(s), to:  Mutual Shareholder Services, LLC, the Fund’s transfer agent, at 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147.  You may also make the request by e-mail.  The request must specify the name of the Fund, the account number and the dollar or share amount to be redeemed.

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You may not redeem shares directly from the Fund by telephone.  If you have purchased those shares through a broker, you may redeem those shares through such broker consistent with the broker’s policies (which might permit telephone redemptions), the terms of any agreement with the broker governing the purchase and redemption of those shares, and the terms of any agreement governing the relationship between the broker and the Fund.  Under these circumstances, redemptions may be effected by telephone through such brokers.

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The redemption price is the net asset value per share next computed after receipt of the redemption request in proper form, minus any applicable redemption fee.  Payment on redemption will be made as promptly as possible and in any event, within seven days after the redemption order is received, provided, however, that redemption proceeds for shares purchased by check (including certified or cashier’s checks) will be forwarded only upon collection of payment for the shares (collection of payment could take up to 15 days).

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The Fund reserves the right to redeem shares if the account has a value of less than $2,000 for the Class R shares and $100,000 for the Class I shares due to redemptions.  If the Fund exercises its right to redeem such shares, you will be given written notice and will be allowed 30 days to make an additional investment in an amount that will increase the value of the account to at least $2,000 for the Class R shares and $100,000 for the Class I shares.

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The Fund will pay cash for all shares redeemed, except under abnormal conditions that make payment in cash impractical.  In such an instance, payment may be made wholly or partly in liquid portfolio securities with a market value equal to the redemption price.  You may incur brokerage costs and taxes in converting such securities to cash.

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The Fund will deduct a 2.00% redemption fee from your redemption proceeds if you purchase shares and then redeem those shares within 30 days. Redemption fees are paid to the Fund, and are designed to deter excessive short-term trading and offset commissions and other costs associated with fluctuations in Fund asset levels caused by short-term trading. To calculate the holding period, shares held the longest will be treated as being redeemed first, and shares held shortest as being redeemed last. The redemption fee does not apply to shares that were acquired through reinvestment of distributions (dividends and capital gains). The Fund may terminate or modify the terms of the redemption fee at any time, and may waive the redemption fee for special circumstances.

MARKET TIMING

The Corporation discourages and does not accommodate market timing.  Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short term market movements. Market timing may result in dilution of the value of Fund shares held by long term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. The Board of Directors has adopted a redemption policy to discourage short term traders and/ or market timers from investing in the Fund. A 2.00% fee will be assessed against investment proceeds withdrawn within 30 days of investment. The proceeds collected from redemption fees will be used for the benefit of existing shareholders of the applicable Fund. The redemption fee is applied uniformly in all cases.  While the Corporation attempts to deter market timing, there is no assurance that it will be able to identify and eliminate all market timers.  For example, certain accounts called “omnibus accounts” include multiple shareholders.  Omnibus accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Fund.  The netting effect often makes it more difficult to apply redemption fees.  However, the Fund’s agreements with financial intermediaries that sell shares of the Fund require the intermediaries to provide shareholder identity and transaction information to the Fund, and obligate the intermediaries to carry out the Fund’s instructions to enforce the Fund’s market timing policies.

In addition to the redemption fee, the Fund reserve the right to reject any purchase order for any reason, including purchase orders that the officers do not believe are in the best interest of the Fund or its shareholders or if the officers believe that trading is abusive.

DISTRIBUTIONS

The Fund distributes as dividends substantially all net investment income (which comes from dividends and interest received from investments) and net realized capital gains, if any.  The Fund generally will declare and pay dividends out of any investment income annually and quarterly, respectively, and distribute any net realized capital gains annually.  Any distributions will be paid in Fund shares, unless you elect, in writing, at least 15 days prior to the date of distribution by written notice to the Fund’s transfer agent, to receive them in cash.  Such election will become effective for any future dividends.

TAXES

Distributions you receive from the Fund may be subject to Federal, state and local taxation, depending on your tax situation.  The tax treatment of dividends and distributions is the same whether or not you reinvest them.  Dividends are taxable either as ordinary income or as qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced tax rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income. Capital gains distributions are taxed as long-term capital gains.  The Fund will tell you annually how to treat dividends and distributions.  If you redeem shares of the Fund, you may be subject to tax on any gains you earn based on your holding period for the shares.

DISTRIBUTION PLAN

The Corporation has adopted a distribution and shareholder services plan (the “Plan”) pursuant to Rule 12b-1 of the Investment Company Act of 1940, as amended.  The Plan permits Class R of the Croft Focus Fund (for this section, the “Fund”) to pay a fee of up to 0.25% of the Fund’s average daily net assets to broker-dealers for distribution assistance and to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors as compensation for distribution or shareholder services rendered or expenses incurred in connection with distribution assistance.  The Plan also provides for payment of expenses relating to the costs of prospectuses, reports to Shareholders, sales literature and other materials for potential investors. Because these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

FINANCIAL HIGHLIGHTS

Because the Fund has only recently commenced investment operations, no financial highlights are available for the Fund at this time.  In the future, financial highlights will be presented in this section of the Prospectus.

CROFT FUNDS CORPORATION

Shareholder Inquiries

If you have questions about your account, you may contact the Fund’s transfer agent at: 8000 Town Centre Drive, Suite 400, Broadview Heights, OH  44147 or by calling 1-800-746-3322.

You may obtain the following additional information about the Fund, free of charge, from your securities dealer or servicing agent, or by writing to: Croft Funds Corporation, Canton House, 300 Water Street, Baltimore, Maryland 21202 or by telephoning 1-800-746-3322 or on our website at www.croftfunds.com:

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A Statement of Additional Information (SAI) about the Fund contains detailed information on the Fund’s policies and operations, including policies and procedures relating to disclosure of the Fund’s portfolios which is incorporated by reference into this prospectus.

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The Fund’s most recent annual and semiannual reports, which contain detailed financial information. The annual report also contains a discussion of market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

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Detailed information about purchasing and redeeming Fund shares, which is incorporated by reference into the Prospectus.

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The Fund’s most recent proxy voting policy.

In addition, you may review information about the Fund (including the SAI) at the Securities and Exchange Commission’s (“SEC”) Public Reference Room in Washington, DC (Call (202) 551-8090 to find out about the operation of the Public Reference Room). The SEC’s Internet site at http://www.sec.gov has reports and other information about the Fund, and you may get copies of this information by writing the Public Reference Section of the SEC, 100 F Street N.E., Washington, DC 20549-1520 and by paying duplicating fees.

Investment Company Act File No. 811-08652

PRIVACY NOTICE

CROFT FUNDS CORPORATION

Rev. June 2011

FACTS	WHAT DOES CROFT FUNDS CORPORATION DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

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Social Security number and wire transfer instructions

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account transactions and transaction history

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investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Croft Funds Corporation chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Croft Funds Corporation share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share
QUESTIONS?	Call 1-800-551-0990.

PRIVACY NOTICE

CROFT FUNDS CORPORATION

What we do:
How does Croft Funds Corporation protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Croft Funds Corporation collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. • Croft Funds Corporation has no affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. • Croft Funds Corporation does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Croft Funds Corporation does not jointly market.

INVESTMENT MANAGER

Croft-Leominster, Inc.

Canton House, 300 Water Street

Baltimore, Maryland 21202

LEGAL COUNSEL

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH  43215

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, Ohio 44115

CUSTODIAN

US Bank, N.A.

425 Walnut Street

Cincinnati, Ohio 45202

TRANSFER AGENT &

FUND ACCOUNTANT

Mutual Shareholder Services, LLC

8000 Town Centre Drive

Suite 400

Broadview Heights, Ohio  44147

CROFT FUNDS CORPORATION

Croft Focus Fund

Class R Shares: CRFVX

Class I Shares: CIFVX

STATEMENT OF ADDITIONAL INFORMATION

November 27, 2013

This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the Croft Focus Fund Prospectus dated November 27, 2013.  You may obtain a copy of the Prospectus, and Annual Report or Semi-Annual Report, when available, by writing Croft Funds Corporation, Canton House, 300 Water Street, Baltimore, Maryland 21202, by calling 1-800-551-0990, or by visiting our website at www.croftfunds.com.

TABLE OF CONTENTS

Page

ORGANIZATION AND CAPITALIZATION OF THE CORPORATION

1

INVESTMENT OBJECTIVE AND POLICIES

1

GENERAL INVESTMENT PRACTICES

2

MISCELLANEOUS INVESTMENT PRACTICES

6

FUNDAMENTAL INVESTMENT RESTRICTIONS

6

NON-FUNDAMENTAL INVESTMENT RESTRICTION

8

CODES OF ETHICS

8

DISTRIBUTION PLAN

8

MANAGEMENT OF THE FUND

10

PROXY VOTING

15

PRINCIPAL SHAREHOLDERS

15

OTHER SERVICES

15

PORTFOLIO TRANSACTIONS

16

PURCHASES AND REDEMPTIONS

18

TAXES

19

DISTRIBUTIONS

21

FINANCIAL STATEMENTS

25

APPENDIX A - CORPORATE BONDS AND COMMERCIAL PAPER RATINGS

APPENDIX B - CROFT-LEOMINSTER, INC. PROXY VOTING PROCEDURES

ORGANIZATION AND CAPITALIZATION OF THE CORPORATION

Croft Funds Corporation (the “Corporation”) was established as a corporation under the laws of the State of Maryland under Articles of Incorporation (the “Articles”) dated July 20, 1994 and is authorized to issue 30 million shares of capital stock, par value of $.001 per share (“Shares”), all of which Shares are designated common stock.  Each Share shall be entitled to dividends and distributions when and if declared by the Croft Focus Fund (the “Fund”).  In the event of liquidation or dissolution of the Fund, each Share would be entitled to its pro rata portion of the Fund’s assets after all debts and expenses have been paid.  A copy of the Articles is on file with the Secretary of the State of Maryland.  There are currently three series (or funds) issued by the Corporation, and additional series may be created by the Board of Directors of the Corporation from time to time.

The Croft Focus Fund offers two classes of shares:  Class R and Class I shares.  Each share class represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (i) each class of shares may be subject to different (or no) sales loads, (ii) each class of shares may bear different (or no) distribution fees; (iii) each class of shares may have different shareholder features, such as minimum investment amounts; (iv) certain other class-specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees paid by a specific class of shares, the expenses of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Directors' fees or expenses paid as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares and (v) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.  The Board of Directors may classify and reclassify the shares of the Fund into additional classes of shares at a future date.

Shares of the Fund are entitled to one vote per share, with proportional voting for fractional shares, on the matters that shareholders are entitled to vote.  Shareholders will not normally be required to meet for the purpose of electing Directors, except insofar as elections are required under the Investment Company Act of 1940, as amended (“1940 Act”).

The Directors may also be removed by a vote of a majority of the outstanding shares of the Fund at a meeting duly called for such purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares.  Upon written request by ten or more shareholders, who have been such for at least six months, and who hold shares constituting 1% of the outstanding shares, stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Director, the Fund have agreed to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).  Except as set forth above, each Director will continue to hold office and may appoint his successor.

The Board of Directors may classify any authorized but unissued Shares into classes and may establish certain distinctions between classes relating to additional voting rights, payments of dividends, rights upon liquidation or distribution of the assets of the Fund and any other restrictions permitted by law and the Corporation’s Articles.

INVESTMENT OBJECTIVE AND POLICIES

The Croft Focus Fund is a non-diversified portfolio of the Corporation, an open-end management investment company.  The investment objectives and policies of the Fund are outlined below and in the Prospectus. There is no assurance that the Fund’s objective will be achieved.

The investment policies and objectives of the Fund may be changed without shareholder approval.

All percentage limitations on investments (with the exception of the borrowing policy) described in the Prospectus and this Statement of Additional Information (“SAI”) apply at the time of the making of an investment, and will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

This SAI contains certain supplemental information about the Fund’s objectives and policies, including “miscellaneous investment practices” in which the Fund may engage.  A description of security ratings is set forth in Appendix A to this SAI.

The Focus Fund’s investment objective is long-term growth of capital.  Under normal market conditions, the Fund invests primarily in common stocks of companies that the Manager believes are undervalued without regard to capitalization.  Consistent with its objective, the Fund may invest in U.S.-traded securities and non-U.S. traded equity securities of foreign issuers, and may invest a portion of its assets in foreign debt securities.  The Fund may invest up to 10% of its assets in non-investment grade debt securities with ratings as low as CCC from Standard & Poor’s Corporation (“S&P”) or Caa from Moody’s Investors Services, Inc. (“Moody’s”).  These securities are commonly referred to as “junk bonds.”  Debt securities rated Caa by Moody’s may be in default or may present elements of danger with respect to principal or interest.  Debt securities rated CCC by S&P have a current identifiable vulnerability to default and are dependent on favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal.

In seeking investments for the Focus Fund, the primary consideration of the Fund’s manager, Croft-Leominster, Inc. (the “Manager”), is to invest in securities that the Manager believes are currently undervalued due to inefficiencies in the market.  However, in selecting such securities, the Manager’s opinions and judgments may be contrary to those of the majority of investors.  In certain instances, such opinions and judgments will involve the risk of a correct judgment by the majority, or an individual security or group of securities may remain depressed for an extended period of time or even fall to a new low, in which case losses or only limited profits may be incurred.  The Manager will limit the Fund portfolio of investments to 25 or fewer companies.  The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.

GENERAL INVESTMENT PRACTICES

Cash Reserves.  The Fund generally will not employ defensive strategies, although during periods of difficult or unfavorable market conditions, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities (including money market funds that invest in such securities) or cash.  These instruments include certificates of deposit and banker’s acceptances issued by FDIC-insured banks, commercial paper that is either issued by companies having an outstanding debt issue rated at least A or better by S&P or A or better by Moody’s and short-term corporate obligations that are rated A-2 or better by S&P or Prime-2 or better by Moody’s or, if not rated, are of comparable quality as determined by the Manager.  In addition, the Fund may hold any cash balances it accumulates for investment, reinvestment or distribution in such short-term debt securities.

Convertible Securities, Preferred Stocks, and Warrants.  The Fund may invest in debt or preferred equity securities convertible into or exchangeable for equity securities.  Preferred stocks are securities that represent an ownership interest in a corporation providing the owner with claims on the company’s earnings and assets before common stock owners, but after bond owners.  Warrants are options that entitle the holder to buy a stated number of shares of common stock at a specific price at a specified future date (generally, two or more years.)

Equity Securities.  The Fund may invest in equity securities, including common stocks.  Equity securities represent an ownership interest in a corporation and have the least claim on a company’s earnings and assets.  In purchasing equities, the Fund may invest in companies that pay a significantly higher yield than the general market.  In contrast to fixed-income securities, the dividends of common stocks may be increased periodically.

Fixed-Income and Convertible Securities.  The Fund may invest in U.S. Government and corporate debt and convertible securities of varying maturities.  The Fund may invest in these securities directly as well as indirectly by purchasing shares of open-end or closed-end mutual funds.  The Manager may adjust the average maturity of the Fund’s holdings of convertible and fixed-income securities from time to time, depending on a number of factors including:  (i) its assessment of the relative yields available on securities of different maturities, (ii) its expectations of future changes in interest rates, and (iii) with respect to convertible securities, its evaluation of the fundamental investment merits of the equity security for which the convertible security may be exchanged.

The Fund intend to purchase fixed-income and convertible securities that are primarily of investment grade (i.e., rated Baa or better by Moody’s or BBB or better by S&P).  However, the Fund may also invest in fixed-income and convertible securities rated Ba or below by Moody’s or BB or below by S&P, or, if unrated, judged by the Manager to be of comparable quality.  Such securities are often called “junk bonds.”  See “High-Yield Junk Bonds” below for more information.

Exchange Traded Funds.  The Fund may invest in a range of exchange-traded funds (“ETFs”).  When the Fund invests in sector ETFs, there is a risk that securities within the same group of industries will decline in price due to sector-specific market or economic developments.  If the Fund invest more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.  As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries.  Additionally, some sectors could be subject to greater government regulation than other sectors.  Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.  The sectors in which the Fund may invest more heavily will vary.

The shares of an ETF may be assembled in a block (typically 50,000 shares) known as a creation unit and redeemed in-kind for a portfolio of the underlying securities (based on the ETF’s net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption.  Conversely, a creation unit may be purchased from the ETF by depositing a specified portfolio of the ETF’s underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit.  The Fund may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities and use it (and any required cash) to purchase creation units, if the Fund’s Manager believes it is in the Fund’s interest to do so.  The Fund’s ability to redeem creation units may be limited by the 1940 Act, which provides that the ETFs will not be obligated to redeem shares held by the Fund in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

There is a risk that the underlying ETFs in which the Fund invest may terminate due to extraordinary events that may cause any of the service providers to the ETFs, such as the trustee or sponsor, to close or otherwise fail to perform their obligations to the ETF. Also, because the ETFs in which the Fund intend to principally invest may be granted licenses by agreement to use the indices as a basis for determining their compositions and/or otherwise to use certain trade names, the ETFs may terminate if such license agreements are terminated.  In addition, an ETF may terminate if its entire net asset value falls below a certain amount.  Although the Fund believe that, in the event of the termination of an underlying ETF, it will be able to invest instead in shares of an alternate ETF tracking the same market index or another market index with the same general market, there is no guarantee that shares of an alternate ETF would be available for investment at that time.  To the extent the Fund invests in a sector product, the Fund is subject to the risks associated with that sector.

Foreign Securities.  The Fund may invest in securities of foreign issuers which may be traded in domestic securities markets in the form of American Depository Receipts (ADRs), or in ordinary share form traded in the market of the country of origin.  These foreign securities, in particular those traded principally overseas, may involve certain special investment risks due to foreign economic, political and legal developments, including: (i) favorable or unfavorable changes in currency exchange rates, (ii) exchange control regulations (including currency blockage), (iii) expropriation of assets or nationalization, (iv) imposition of withholding taxes on dividend or interest payments, and (v) possible difficulty in obtaining and enforcing judgments against foreign entities.  Furthermore, issuers of foreign securities are subject to different, often less comprehensive accounting, reporting and disclosure requirements than domestic issuers.  The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable domestic companies and domestic securities markets.  Foreign brokerage commissions and other fees are also generally higher than in the United States.  There are also special tax considerations which apply to securities of foreign issuers and securities principally traded overseas.  In addition, unsponsored ADRs may provide less information to the holders thereof.

High-Grade, Short-Term Debt Securities.  The Fund may invest in a variety of high-grade, U.S. dollar-denominated, short-term debt securities, such as commercial paper rated A2/P2 or above.  For a description of the Moody’s and S&P ratings for such instruments, see Appendix A.  From time to time, the Fund may invest in such instruments when the Manager believes that suitable equity, convertible, or longer-term fixed-income securities are unavailable.  When the Fund is investing in such instruments, it is not investing in instruments paying the highest available yield at that particular time.  There are usually no brokerage commissions paid by the Fund in connection with the purchase of such instruments.  See “Portfolio Transactions - Brokerage and Research Services,” for a discussion of underwriters’ commissions and dealers’ spreads involved in the purchase and sale of such instruments.

The Fund’s portfolio holdings of short-term, high-grade debt instruments will be affected by general changes in interest rates resulting in increases or decreases in the value of the obligations held by the Fund.  The value of such securities can be expected to vary inversely to the changes in prevailing interest rates.  Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its cost.  Similarly, if interest rates have declined from the time a security was purchased, such security, if sold, might be sold at a price greater than its cost.  In either instance, if the security were held to maturity no gain or loss would normally be realized as a result of these fluctuations.  Redemptions or exchanges by shareholders could require the sale of portfolio investments at a time when such a sale might not otherwise be desirable.

High-Yield Junk Bonds.  These debt securities are generally subject to greater credit risk than comparable higher-rated securities because issuers are more vulnerable to economic downturns, higher interest rates or adverse issuer-specific developments.  In addition, such securities are often less liquid than their investment grade counterparts.  From time to time, adverse regulatory and economic developments may limit the ability of the participants in the High-Yield Junk Bond market to maintain orderly markets in certain High-Yield Junk Bonds.

The Focus Fund may invest up to 10% of its net assets in High-Yield Junk Bonds.  As with other fixed-income and convertible securities, High-Yield Junk Bonds are subject to both credit risk and market risk, although the Manager believes that most convertible High-Yield Junk Bonds are likely to exhibit equity characteristics as well.

The value and liquidity of High-Yield Junk Bonds may be diminished by adverse publicity and investor perceptions.  Also, legislation limiting the tax benefits to the issuers of taxable High-Yield Junk Bonds or requiring federally-insured savings and loan institutions to reduce their holdings of taxable High-Yield Junk Bonds may continue to have an adverse effect on the market value of these securities.

Because High-Yield Junk Bonds are traded only in markets in which the number of potential purchasers and sellers, if any, is limited, the ability of the Fund to sell High-Yield Junk Bonds at their fair value either to meet redemption requests or to respond to changes in the financial markets may be limited. In such an event, such securities would be regarded as illiquid. Thinly traded High-Yield Junk Bonds may be more difficult to value accurately for the purpose of determining the Fund’s net asset value.  Also, because the market for certain High-Yield Junk Bonds is relatively new, that market may be particularly sensitive to an economic downturn or general increase in interest rates.

Particular types of High-Yield Junk Bonds may present special concerns.  Some High-Yield Junk Bonds in which the Fund invests may be subject to redemption or call provisions.  These provisions may limit increases in market value that might otherwise result from lower interest rates while increasing the risk that the Fund may be required to reinvest redemption or call proceeds during a period of relatively low interest rates.

The Manager attempts to identify High-Yield Junk Bonds with relatively favorable investment characteristics.  The credit ratings issued by Moody’s and S&P are subject to various limitations.  For example, while such ratings evaluate the credit risk, they ordinarily do not evaluate the market risk of High-Yield Junk Bonds.  In certain circumstances, the ratings may not reflect in timely fashion adverse developments affecting an issuer.  For these reasons, the Manager conducts its own independent credit analysis of High-Yield Junk Bonds.

Illiquid Securities.  The Fund may purchase illiquid securities, including securities whose disposition is restricted by the Federal securities laws.  Illiquid securities are securities that cannot be disposed of within seven days at approximately the price at which they are being carried on a mutual Fund’s books.  The number of potential purchasers and sellers, if any, for such securities is limited, and the ability of the Fund to sell such securities at their fair market value may be limited.  It is expected that investments in illiquid securities will not exceed 10% of the net assets of the Fund at any time.  However, the Fund reserves the right to invest up to 15% of its net assets in illiquid securities.

Lending of Portfolio Securities.  For the purpose of realizing additional income, the Fund may lend securities with a value of up to 30% of its assets to broker-dealers, institutional investors, or other persons.  Any such loan will be continuously secured by liquid, high grade collateral consisting of U.S. government securities or cash, equal to the value of the security loaned.  Such lending could result in delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral in case the borrower fails financially.

U.S. Government Securities.  The Fund may invest in obligations issued or guaranteed by agencies of the U.S. Government, including, among others, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the U.S. Government, including, among others, the Federal Home Loan Mortgage Corporation, the Federal Land Banks and the U.S. Postal Service.  Some of these securities are supported by the full faith and credit of the U.S. Treasury (e.g., Government National Mortgage Association), others are supported by the right of the issuer to borrow from the Treasury (e.g., Federal Farm Credit Bank), while still others are supported only by the credit of the instrumentality (e.g., Fannie Mae).  These securities are not issued or guaranteed by the U.S. Government. Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default.  Prior to maturity there might not be a market and, therefore, no means of realizing on the obligation prior to maturity.  Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund’s shares.

Closed-End Investment Companies.  The Fund may invest in “closed-end” investment companies (or “closed-end funds”), subject to the investment restrictions set forth below.  The Fund, together with any company or companies controlled by the Fund, and any other investment companies having a sub-adviser as an investment adviser, may purchase only up to 10% of the total outstanding voting stock of any closed-end fund.  Typically, the common shares of closed-end funds are offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission. Such securities are then listed for trading on a national securities exchange or in the over-the-counter markets. Because the common shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company (such as the Fund), investors seek to buy and sell common shares of closed-end funds in the secondary market.  The common shares of closed-end funds may trade at a price per share which is more or less than the NAV per share, the difference representing the “market premium” and the “market discount” of such common shares, respectively.

There can be no assurance that a market discount on common shares of any closed-end fund will ever decrease.  In fact, it is possible that this market discount may increase and the Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the NAV of the Fund’s shares.  Similarly, there can be no assurance that the common shares of closed-end funds which trade at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Fund. The Fund may also invest in preferred shares of closed-end funds.

An investor in the Fund should recognize that he may invest directly in closed-end funds and that by investing in closed-end funds indirectly through the Fund he will bear not only his proportionate share of the expenses of the Fund (including operating costs and investment advisory and administrative fees) but also, indirectly, similar fees of the underlying closed-end funds.  An investor may incur increased tax liabilities by investing in the Fund rather than directly in the underlying funds.

MISCELLANEOUS INVESTMENT PRACTICES

Repurchase Agreements.  The Fund may enter into repurchase agreements with banks and broker-dealers under which the Fund acquires a security (usually a U.S. Government security) for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed-upon price and date.  The resale price is in excess of the acquisition price and reflects the agreed-upon market rate unrelated to the coupon rate on the purchased security.  These transactions may allow the Fund to earn a return on temporarily available cash at no market risk.  However, there is a risk that the seller may default on its obligation to pay the agreed-upon sum at the re-delivery date.  Such a default may subject the Fund to expenses, delays and risks of loss.   Repurchase agreements with a maturity of more than seven days, taken together with all of the Fund’s other illiquid assets, will not exceed 15% of the Fund’s net assets.   Repurchase agreements are considered loans under the 1940 Act.

Portfolio Turnover. A change in securities held by the Fund is known as “portfolio turnover” and almost always involves the payment by the Fund of brokerage commissions or dealer markup and other transaction costs on the sale of securities as well as on the reinvestment of the proceeds in other securities.  The Fund’s annual “portfolio turnover” will be determined by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the Fund’s securities.  For purposes of calculation, securities which mature in one year or less are excluded.  Because of the long term nature of the Focus Fund’s investment strategy, it is likely that portfolio turnover will not exceed the portfolio turnover of other investment companies.

The Fund will not generally trade in securities for short-term profits.  However, in certain limited circumstances, securities may be purchased and sold without regard to the length of time held.  Neither Fund can accurately predict its annual portfolio turnover rate, but the annual portfolio turnover rate is not expected to exceed 100% for either Fund.  A high turnover rate increases transaction costs and may increase taxable gains.

Warrants.  The Fund may acquire attached and unattached warrants.  Warrants entitle the holder to purchase equity securities at a specific price for a specified period of time. Warrants in which the Fund may invest will be freely transferable, and no more than 2% of the Fund’s total assets will be invested in warrants which are not traded on either the New York Stock Exchange (“NYSE”) or the American Stock Exchange.  The Fund will not invest more than 5% of its net assets in warrants.

FUNDAMENTAL INVESTMENT RESTRICTIONS

The following investment restrictions may not be changed or eliminated with respect to the Fund without the affirmative vote of the majority of that Fund’s outstanding voting securities. The phrase “shareholder approval,” as used in the Prospectus, and the phrase a “vote of a majority of the outstanding voting securities,” as used in this SAI, means the affirmative vote of the lesser of (l) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares of the Fund present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

No Fund may:

(1)

purchase the securities of a company if, as a result the Fund would have more than 25% of its total assets concentrated in any one industry.

(2)

borrow money, except temporarily from banks to facilitate redemption requests in amounts not exceeding 5% of its total assets valued at market.

(3)

purchase additional securities when money borrowed exceeds 5% of the Fund’s total assets.

(4)

make short sales of securities or maintain a short position for the account of the Fund unless at all times when a short position is open the Fund owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short.

(5)

issue senior securities, except as permitted by the 1940 Act and the rules and regulations thereunder.

(6)

act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling the Fund’s securities.

(7)

purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions.

(8)

purchase or sell real estate, real estate limited partnership interests, futures contracts, and commodities or commodities contracts.  However, subject to the permitted investments of the Fund, the Fund may invest in marketable obligations secured by real estate or interests therein.

(9)

make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objective and policies, may enter into repurchase agreements, and may lend its securities.

(10)

purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder.

NON-FUNDAMENTAL INVESTMENT RESTRICTION

It is contrary to the Fund’s present policy, which may be changed by the Directors without shareholder approval, to: (i) invest more than 15% of the Fund’s net assets (taken at current value) in securities which at the time of such investment are not readily marketable; or (ii) write puts, calls, options or combinations thereof.

CODES OF ETHICS

The Board of Directors of the Corporation and the Manager each have adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. These Codes of Ethics (each a “Code” and together the .“Codes”) apply to the personal investing activities of directors, officers and certain employees (“Access Persons”).  Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons.  Under each Code, Access Persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes.  In addition, certain Access Persons of the Corporation and the Manager are prohibited from acquiring beneficial ownership of securities offered in connection with initial public offerings. Copies of these Codes of Ethics are on file with the U.S. SEC and are available to the public.

DISTRIBUTION PLAN

The Corporation has adopted, on behalf of the Fund, a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”).  The Plan permits Class R shares of the Fund (for this section, the “Fund”) to pay for certain distribution and promotion expenses related to marketing shares of the Fund or for shareholder services provided to the Fund. Each of the Fund may pay up to 0.25% of its average daily net assets annually.

Under the Plan, the Corporation may directly or indirectly bear expenses related to the distribution of Fund shares.  The Board has determined that these expenses may include, without limitation, the following: (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisers and others that are engaged in the sale of shares of the Fund, or that may be advising shareholders of the Corporation regarding the purchase, sale or retention of shares of the Fund; (b) expenses of maintaining personnel (including personnel of organizations with which the Corporation has entered into agreements related to this Plan) who engage in or support distribution of shares of the Fund; (c) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Fund for recipients other than existing shareholders of the Fund; (d) costs of formulating and implementing marketing and promotional activities, including, but not limited to, sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (e) costs of preparing, printing and distributing sales literature; (f) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Corporation may, from time to time, deem advisable; and (g) costs of implementing and operating this Plan.

The Directors expect that the Plan could significantly enhance the Fund’s ability to expand distribution of shares of the Fund. It is also anticipated that an increase in the size of the Fund will produce economies of scale that benefit the shareholders, facilitate more efficient portfolio management, and assist the Fund in seeking to achieve its investment objective.  There can be no assurance that the benefits anticipated from the expenditure of the Fund’s assets for distribution will be realized.  While the Plan is in effect, all amounts spent by the Fund pursuant to the Plan and the purposes for which such expenditures were made must be reported quarterly to the Board of Directors for its review.

The Plan has been approved by the Corporation’s Board of Directors, including a majority of the Directors who are not “interested persons” of the Corporation and who have no direct or indirect financial interest in the Plan or any related agreement, by a vote cast in person.  Continuation of the Plan and the related agreements must be approved by the Directors annually, in the same manner, and the Plan or any related agreement may be terminated at any time without penalty by a majority of such independent Directors or by a majority of the outstanding shares of the Fund.  Any amendment increasing the maximum percentage payable under the Plan or other material change must be approved by a majority of the outstanding shares of the Fund, and all other material amendments to the Plan or any related agreement must be approved by a majority of the independent Directors.

Agreements implementing the Plan (the “Implementation Agreements”), including agreements with dealers where such dealers agree for a fee to act as agents for the sale of the Fund’s shares are in writing and have been approved by the Board of Directors.  All payments made under the Plan are made in accordance with written agreements.

Kent Croft, Phillip Vong and G. Russell Croft as interested persons of the Corporation, may be deemed to have a financial interest in the operation of the Plan and the Implementation Agreements.

MANAGEMENT OF THE FUND

The management and affairs of the Corporation and the Fund are supervised by the Directors.  The Board of Directors is responsible for overseeing the Fund. The Directors have approved contracts, as described below, under which certain companies provide essential management services to the Corporation.  The Board’s audit committee consists of Charles Jay McLaughlin and Steven Tamasi.  The audit committee met twice during the fiscal year ended April 30, 2013.  The audit committee is responsible for overseeing the Corporation’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of the Corporation’s financial statements and the independent audit of the financial statements; and acting as a liaison between the Corporation’s independent auditors and the full Board of Directors.  The Board has no standing nominating committee.  Independent directors, however, nominate other independent directors

Information about Directors who are “interested persons” of the Corporation as defined under the 1940 Act, and the officers of the Corporation, including their principal occupations during the past five years, is as follows:

Name, Address[1] and Year of Birth	Position(s) Held with the Corporation	Term of Office and Length of Time Served[1]	Principal Occupation(s) During the Past 5 Years	Number of Funds in the Corporation Overseen by Incumbent Director	Other Directorships Held by Incumbent Director During the Past 5 Years
G. Russell Croft[2,3] [ ]	Director and Vice President of the Corporation	Director since August 2010; Vice-President since 2007	Vice President and Portfolio Manager, Croft-Leominster, Inc. since 2001.	3	None
Kent G. Croft[2,3] [ ]	Director, President, CCO, and Secretary of the Corporation	Since 1995	President, Croft-Leominster, Inc. since 1989.	3	Croft-Leominster Inc., Irvine Nature Center, St. Paul’s School
Phillip Vong [ ]	Assistant Vice President, Treasurer and Chief Financial Officer of the Corporation	Since 2005	Employee of Croft-Leominster, Inc. since 1997.	N/A	N/A

1 The mailing address of each officer and Director is: c/o Croft Funds Corporation, Canton House, 300 Water Street, Baltimore, Maryland 21202.  Each officer and director serves for an indefinite term.  The term of office for each Director and officer continues until a successor has been elected.

2 Kent G. Croft and G. Russell Croft are “interested persons” of the Corporation because they are officers of the Corporation.  In addition, they may be deemed to be “interested persons” of the Corporation because they are officers of the Fund’s Manager.

3 Kent G. Croft and G. Russell Croft are related.

Information about Directors who are not “interested persons” of the Corporation as defined under the 1940 Act, including their principal occupations during the past five years, is as follows:

Name, Address and Year of Birth	Position(s) Held with the Corporation	Term of Office and Length of Time Served[1]	Principal Occupation(s) During the Past 5 Years	Number of Funds in the Corporation Overseen by Director	Other Directorships Held by Director During the Past 5 Years
Benjamin R. Civiletti [ ]	Director	Since August 2010	Past Chairman and Partner, Venable LLP (law firm) (2006-2009)	3	MBNA Corporation (bank holding company) from April 1993 until January 2006.
Charles Jay McLaughlin [ ]	Director, Chairman of the Board	Since June 2001	President, Orion Safety Products since January 1999; Attorney, Openheimer, Wolff & Donnelly (law firm) 1989 to 1995.	3	Orion Safety Products
Steven Tamasi [ ]	Director	Since August 2010	Chief Executive Officer of Boston Centerless, Inc. (supplier of precision ground bar materials and grinding services) since 1998.	3	Founder and Advisory Board member for the E-Team Machinist Training Program

1 The mailing address of each officer and Director is: c/o Croft Funds Corporation, Canton House, 300 Water Street, Baltimore, Maryland 21202.  Each officer and director serves for an indefinite term. The term of office for each Director continues until a successor has been elected.

The Corporation is led by Charles Jay McLaughlin, an Independent Director who has served as the Chairman of the Board since 2010.  The Board of Directors is comprised of Benjamin R. Civiletti, Charles Jay McLaughlin and Steven Tamasi, each an independent Director, and Mr. Kent G. Croft and G. Russell Croft, each an interested person by virtue of their employment with Croft-Leominster.  Under the Corporation’s bylaws and governance guidelines, the Chairman of the Board presides at all meetings of the Board and has such other powers and duties as may be prescribed by the Board or as provided in the Articles of Incorporation or the bylaws.

The Corporation has separate roles for the President of the Corporation and Chairman of the Board because the Directors believe that a Chairman that is not part of the management team can bring a unique and independent perspective to the Board and enhance a culture where critical assessment and open dialogue among the Board members is encouraged.  The Board members believe that the Corporation’s leadership structure consisting of an Independent Chairperson, together with the Audit Committee and the full Board of Directors, is suitable for the Corporation based on the fact that: (i) the Audit Committee supports the Independent Directors in acting independently in pursuing the best interests of the Fund and their shareholders, facilitates the timely and efficient consideration of all matters of importance to Independent Directors, the Fund, and Fund shareholders and facilitates compliance with legal and regulatory requirements; and (ii) as mentioned above, the Chairperson sets a tone for the Board of independence in its oversight of management.

The Board has a standing independent Audit Committee.  The members of the Audit Committee meet regularly with the Corporation’s Chief Compliance Officer.  The Board is responsible for overseeing risk management, and the full Board regularly engages in discussions of risk management and receives reports from its Chief Compliance Officer at quarterly meetings and on an ad hoc basis, when and if necessary.  The Audit Committee considers financial reporting risk to be within its area of responsibilities.  Generally, the Board believes that its oversight of material risks is adequately maintained through the risk-reporting chain where the Chief Compliance Officer is the primary recipient and communicator of such risk-related information, and the Independent Auditor has open access to the Audit Committee members.

Mr. Benjamin R. Civiletti, Independent Director, is a senior lawyer at the law firm of Venable LLP, specializing in commercial litigation and internal investigations. He is also a member of the Independent Review Board, which addresses allegations of corruption and mafia infiltration in the Teamsters Union.  Mr. Civiletti served as the United States Attorney General from 1979 to 1981.  He received a bachelor’s degree in psychology from Johns Hopkins University and a Juris Doctor from the University of Maryland School of Law.  Mr. Civiletti has served as a member of the National Research Council Committee to Study National Cryptography Policy and as Chair of the Maryland Governor’s Commission on Welfare Policy. He has also served as a member of the Governor’s Task Force on Alternatives to Incarceration.  In community-related areas, Mr. Civiletti’s service includes former membership on the Legal Aid Bureau, Inc.’s board and Chair of GBMC Healthcare, Inc. (retired). In the legal publications field, he was a member of the Lexis-Nexis/Martindale-Hubbell Legal Advisory Board and a member of Matthew Bender & Company, Inc.’s, board of editors of the Federal Litigation Guide Reporter. Mr. Civiletti has also served as chair or member on a number of task forces under several Maryland governors, including task forces on Funding of Public Education, Drug Abuse and Funding of the Arts.  Mr. Civiletti’s extensive business, legal and investigative experience makes him well qualified to serve on the Board.

Mr. Kent G. Croft holds an A.B. degree (1985) from Dartmouth College.  From 1985 through May 1988, Mr. Croft was employed as a manager in the equity department at Salomon Brothers, Inc., New York.  From 1988 to1989, Mr. Croft was Vice President, Real Estate Investments for Bryans Road Corp.  In 1989, he founded Croft-Leominster, Inc with L. Gordon Croft.  Mr. Kent Croft has been portfolio manager for the Fund since its inception. Mr. Kent Croft is a former board member for the Baltimore Securities Analysts Society and is a member of the CFA Institute.  Lastly, he is FINRA and NYSE registered and completed work at Harvard University’s Kennedy School of Government in behavioral finance.  Mr. Kent Croft’s past and present Board memberships have included: President of Croft-Leominster, Inc. Foundation, Maryland Mentoring Partnership, Wildfowl Trust of North America and St. Paul’s School, Irvine Nature Center and Baltimore Lab School.

Mr. Russell G. Croft holds a B.A. degree (1996) from Washington and Lee University and obtained his M.B.A. (1998) from the University of London.  Before coming to Croft-Leominster, Inc. in 1998, Mr. Croft had experience working for Gabelli & Company in New York.  Mr. Russell G. Croft has been a portfolio manager for the Fund since 2006.  Mr. Croft is a Trustee of the St. Paul’s School and serves on the Investment Committee at The Cristo Rey Jesuit High School in Baltimore.

Mr. Charles Jay McLaughlin, Independent Director, currently serves as the President and Chief Executive Officer of Orion Safety Products, a manufacturer and distributor of emergency distress signals for the outdoor, automotive and marine markets.  He has held this position since 1998.  Mr. McLaughlin served as Orion’s Vice President of marine products from 1996 until being named to his current role.  He practiced corporate and securities law with the firm of Oppenheimer Wolff & Donnelly in Minneapolis, Minnesota from 1989 through 1995. Mr. McLaughlin is a 1981 graduate of Phillips Andover Academy, a 1985 graduate of Dartmouth College and a 1989 Graduate of Georgetown University School of Law.  Mr. McLaughlin currently serves on the Advisory Board to the Talbot County Department of Parks & Recreation.  He is a charter member of the Optimist Club in Talbot County and previously served on the Advisory Board to the Talbot County Department of Social Services.  Mr. McLaughlin’s combined experience in the practice of law, the business community as well as service on advisory boards makes him well qualified to serve on the Board.

Mr. Steven Tamasi, Independent Director, has over 20 years of experience in the manufacturing and distribution industries.  He has served as Chief Executive Officer of Boston Centerless, Inc. since 1998.  In this capacity he is responsible for the strategic direction and visionary leadership for multi-plant precision manufacturing and distribution operation.  Mr. Tamasi’s business experience also includes serving as Sales & Applications Engineer of Agathon AG / Agathon Machine Tools, Inc. from 1985 to 1987.  Mr. Tamasi holds a B.S. in Operations Research & Industrial Engineering from Cornell University and is a graduate of the Owner President Management Program at Harvard Business School.  Mr. Tamasi has over fifteen years of active leadership in improving and expanding educational efforts for precision machining at both the local and national level.  Mr. Tamasi’s board and community involvement experience includes serving as Education Team Leader for the National Tooling and Machining Association, Founder and Advisory Board member for the E-Team Machinist Training Program, sponsor of SkillsUSA Massachusetts State competition for Precision Machining and sponsor and mentor of Winchester, MA High School Robotics club.  Mr. Tamasi’s educational background and extensive business experience make him well qualified to serve on the Board.

Fund Shares Owned by Board Members.  The following table shows the dollar range of each Director’s “beneficial ownership” of shares of the Fund as of the end of the most recently completed calendar year.  Dollar ranges disclosed are established by the SEC.  “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934.

	Dollar Range of Equity Securities in the Croft Focus Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen in Croft Funds Family *
Kent G. Croft	$0	Over $100,000
Charles Jay McLaughlin	$0	$10,001-$50,000
Benjamin R. Civiletti	$0	Over $100,000
G. Russell Croft	$0	Over $100,000
Steven Tamasi	$0	Over $100,000

*Croft Funds Family includes the Fund, Croft Value Fund and Croft Income Fund.

Certain Other Securities Owned by Independent Board Members.  The following table shows the independent Directors’ “beneficial ownership” (if any) of securities issued by the Manager (or a person in a control relationship) as of the end of the most recently completed calendar year:

Name	Name of Owners and relationship to Director	Name of Issuer	Title of Class	Value of Securities	Percent of Class
Charles Jay McLaughlin	None	None	None	None	None
Benjamin R. Civiletti	None]	None	None	None	None
Steven Tamasi	None]	None	None	None	None

The Corporation’s Articles provide that the Corporation will indemnify its Directors and each of its officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Fund.  However, if it is determined that the Directors have not acted in good faith in the reasonable belief that their actions were in the best interests of the Fund or that such indemnification would relieve any officer or Director of any errors and omissions to the Corporation or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties, the Corporation may not provide such indemnification.

Each Director who is not an “interested person” of the Corporation receives an annual fee of $5,000 for his service on the Board.  This expense is allocated equally between the Fund.  The Manager pays the salaries and expenses of each Director and officer who is also an officer or employee of the Manager.  Mr. G. Russell Croft and Mr. Kent G. Croft, as shareholders and officers of the Manager, benefit from the management fees paid by the Fund.  The following table sets forth information regarding compensation of Directors by the Corporation for the fiscal year ended April 30, 2013.

Name and Position	Aggregate Compensation from the Fund for Service to the Corporation	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation Paid to Directors by the Fund for Service to Corporation and Fund Complex [1]
Benjamin R. Civiletti	$5,000	None	None	$5,000
Kent Croft	None	None	None	None
G. Russell Croft	None	None	None	None
Charles Jay McLaughlin	$5,000	None	None	$5,000
Steven Tamasi	$5,000	None	None	$5,000

1 The “Fund Complex” consists of the Croft Focus Fund, Croft Value Fund and Croft Income Fund.

The Manager.  Under an agreement between the Corporation and the Manager, subject to such policies as the Directors of the Corporation may determine, the Manager, at its expense, will continuously furnish an investment program for the Fund and will make investment decisions on behalf of the Fund and place all orders for the purchase and sale of portfolio securities subject always to applicable investment objectives, policies and restrictions.

Pursuant to the management agreement and subject to the general oversight of the Directors, the Manager also manages, supervises and conducts the other affairs and business of the Fund, furnishes office space and equipment, provides bookkeeping and certain clerical services and pays all fees and expenses of the officers of the Fund.  As described under “Portfolio Transactions -- Brokerage and Research Services,” the Fund’s portfolio transactions may be placed with brokers which furnish the Manager, without cost, certain research, statistical and quotation services of value to them or their respective affiliates in advising the Fund or their other clients.  Accordingly, the Fund may incur greater brokerage commissions than they might otherwise pay.

The management agreement has been approved by the Directors of the Corporation.  The agreement will continue in effect for two (2) years initially and thereafter shall continue from year to year provided such continuance is approved at least annually by the Directors at a meeting called for that purpose or by the vote of a majority of the outstanding shares of the Corporation.  The agreement automatically terminates on assignment, and is terminable upon notice by the Fund.  In addition, the agreement may be terminated on not more than 60 days’ notice by the Manager given to the Fund.  In the event the Manager ceases to manage the Fund, the right of the Fund to use the identifying name of “Croft-Leominster” or “Croft” may be withdrawn.

The Fund pays, in addition to the management fee described above and Rule 12b-1 fees, all expenses not borne by the Manager, including, without limitation, fees and expenses of the Directors who are not affiliated with the Manager, interest charges, taxes, brokerage commissions, expenses of issue or redemption of shares, fees and expenses of registering and qualifying the shares of the Fund for distribution under federal and state laws and regulations, charges of custodians, auditing and legal expenses, expenses of determining net asset value of the Fund’s shares, reports to shareholders, expenses of meetings of shareholders, expenses of printing and mailing prospectuses, proxy statements and proxies to existing shareholders, insurance premiums and underlying fund fees and expenses.  The Fund are also responsible for such nonrecurring expenses as may arise, including litigation in which the Fund may be a party, and other expenses as determined by the Directors.

The management agreement provides that the Manager shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

The Manager is a Maryland corporation organized in 1989.  Kent Croft owns 50% and G. Russell Croft owns 50% of the Manager’s outstanding voting shares.  Kent Croft, G. Russell Croft and Phillip Vong as owners and/or officers of the Manager and Directors of the Corporation are affiliates of the Fund and the Manager.

The Manager has contractually agreed to waive its management fees or reimburse Fund expenses to limit the overall expense ratios for the Focus Fund (excluding ordinary brokerage commissions, 12b-1 fees, underlying fund fees and expenses and extraordinary expenses) to 1.22%, of the Fund’s average net assets through November 27, 2014.  This arrangement may enhance the Fund’s performance.

Portfolio Managers. Kent Croft and G. Russell Croft (the “Portfolio Managers”) are responsible for the day-to-day management of the Fund.  As of April 30, 2013, the Portfolio Managers were responsible for the management of the following other accounts, excluding the Fund:

G. Russell Croft	Number of Accounts	Total Assets	Number of Accounts Subject to a Performance Fee	Total Assets Subject to a Performance Fee
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	6	$ 66,589,708	5	$ 63,673,161
Other Accounts	300	$ 592,965,654	0	$0
Kent Croft	Number of Accounts	Total Assets	Number of Accounts Subject to a Performance Fee	Total Assets Subject to a Performance Fee
Registered Investment Companies	0	0	0	0
Other Pooled Investment Vehicles	6	$ 66,589,708	5	$ 63,673,161
Other Accounts	300	$ 592,965,654	0	$0

The portfolio managers manage numerous accounts. These accounts may include, but are not limited to, registered investment companies (i.e., mutual funds), other types of pooled accounts such as limited partnerships, and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions). The portfolio managers make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that specific account. Actual or apparent conflicts of interest may arise in connection with the day-to-day management of the Fund and other accounts.  The management of the Fund and other accounts may result in unequal time and attention being devoted to the Fund and other accounts.  Another potential conflict of interest may arise where another account pays the Manager a fee based on the performance of the account, while the Fund do not pay performance fees, in which case a portfolio manager could favor such an account over the Fund.  Further, a potential conflict could include the portfolio manager’s knowledge about the size, timing and possible market impact of Fund trades, whereby the portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund.  These potential conflicts of interest could create the appearance that a portfolio manager is favoring one account over another.

To address these potential conflicts of interest, all portfolio transactions are implemented according the Manager’s trade allocation procedures. The Manager believes these procedures insure that all trades allocated to advisory clients (including the Fund) fulfill the Manager’s fiduciary duty to each client and otherwise allocate securities on a basis that is fair and nondiscriminatory.  In addition, the Manager has adopted a Code of Ethics that requires personnel of the Manager to place the interests of the Fund ahead of their personal interests.

The Portfolio Managers are compensated for their services by the Manager.  The Portfolio Managers’ compensation consists of a salary, bonuses and Profit Sharing Plan.  Salary is fixed and not based on either Fund’s assets or performance.  The bonus and Profit Sharing Plan is based on the overall performance of Croft Leominster, Inc. but is not tied to any benchmark.

The following table shows the dollar range of equity securities beneficially owned by the Portfolio Managers in the Fund as of the date of this SAI.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Focus Fund
Kent Croft	$0
G. Russell Croft	$0

PROXY VOTING

Introduction. The Corporation has delegated proxy voting responsibilities to the Manager, subject to the Board’s general oversight.  The Manager is required under law to vote the Fund’s proxies in the Fund’s best economic interests.  The Manager has adopted its own Proxy Voting Policies and Procedures (“Policies”) for this purpose.  In addition, the Manager has established a Proxy Committee to oversee all proxy responsibilities and activities.  The Committee consists of the Manager’s President and Chief Compliance Officer.

The Manager’s General Proxy Voting Positions. The Manager has established general voting positions on various common proxy proposals.  However, the Manager may, consistent with the Fund’s best economic interests, determine under certain circumstances to vote contrary to those positions.   The Manager’s proxy voting procedures are attached as Appendix B.

Requesting information on Proxy Votes.  Information regarding how the Fund voted proxies during the past 12 months ended June 30 is available without charge upon request.  Information is available by calling 800-551-0990, through the transfer agent’s website (www.mutualss.com) or through the SEC’s website (www.sec.gov).

PRINCIPAL SHAREHOLDERS

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledged the existence of control.

As of the date of this SAI, other than the Manager and its affiliates, no shareholders of record owned 5% or more of the outstanding shares of the Fund.

As of the date of this SAI, the Fund could be deemed to be under control of the Manager, which had voting authority with respect to approximately 100% of the value of the outstanding interests in the Fund on such date.  However, it is expected that once the Fund commences investment operations and its shares are sold to the public that the Manager's control will be diluted until such time as the Fund is controlled by its unaffiliated shareholders.

OTHER SERVICES

Custodial Arrangements.  US Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202 is the Fund’s custodian.  Accordingly, US Bank holds in safekeeping certificated securities and cash belonging to the Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to the Fund.  Upon instruction, US Bank receives and delivers cash and securities of the Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to the Fund’s portfolio securities.  US Bank also maintains certain accounts and records for the Fund.

Transfer and Shareholder Servicing Agent.  Mutual Shareholder Services, LLC (“MSS”) serves as transfer agent and shareholder servicing agent to the Fund pursuant to a Transfer Agent Agreement (the “Transfer Agent Agreement”). Under the Transfer Agent Agreement, MSS has agreed to, among other things, (i) issue and redeem shares of the Fund; (ii) address and mail all communications from the Fund to their shareholders, including reports, dividend and distribution notices, and proxy material for any shareholder meetings; (iii) respond to correspondence or inquiries from shareholders and others; (iv)  maintain shareholder accounts and certain sub-accounts; and (v) make periodic reports to the Corporation’s Board of Directors concerning the Fund’s operations.

Accounting Services Agreement.  Pursuant to an Accounting Services Agreement, MSS provides certain services to the Fund, including but not limited to: (i) calculate and transmit to NASDAQ the Fund’s daily net asset value per share, (ii) maintain and keep current all books and records of the Fund as required by Rule 31a-1 of the 1940 Act, (iii) provide the Fund and the Manager with daily portfolio valuation, net asset value calculation and other standard operational reports as requested from time to time, (iv) provide data for the preparation of semi-annual and annual financial statements and annual tax returns, and (v) provide facilities to accommodate annual audit and any regulatory examinations conducted by the SEC or any governmental or quasi-governmental entity with jurisdiction.

Independent Registered Public Accounting Firm.  The Fund’s independent registered public accounting firm is Cohen Fund Audit Services, Ltd., 1350 Euclid Avenue, Suite 800, Cleveland, Ohio 44115.  They conduct an annual audit of the Fund’s financial statements, assist in the preparation of the Fund’s federal and state income tax returns and consult with the Fund and the Board as to matters of accounting and federal and state income taxation.

PORTFOLIO TRANSACTIONS

Brokerage and Research Services.  Transactions on stock exchanges and other agency transactions involve the payment by the Fund of negotiated brokerage commissions.  These commissions vary among different brokers.  Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction.  There is generally no stated commission in the case of securities, such as U.S. Government Securities, traded in the over-the-counter markets, but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up.  It is anticipated that most purchases and sales of short-term portfolio securities will be with the issuer or with major dealers in money market instruments acting as principals.  In underwritten offerings, the price paid includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

When the Manager places orders for the purchase and sale of portfolio securities for the Fund and buys and sells securities for the Fund, it is anticipated that such transactions will be effected through a number of brokers and dealers.  The Manager intends to use its best efforts to obtain for the Fund the most favorable price and execution available, except to the extent that it may be permitted to pay higher brokerage commissions as described below.  In seeking the most favorable price and execution, the Manager considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

For many years, it has been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research, statistical and quotation services from broker-dealers which execute portfolio transactions for the adviser’s clients. Consistent with this practice, the Manager may receive research, statistical and quotation services from many broker-dealers with which the Fund’s portfolio transactions are placed (including certain transactions in over-the-counter markets).  These services, which in some instances could also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities.  Some of these services may be of value to the Manager in advising various clients (including the Fund), although not all of these services are necessarily useful and of value in managing the Fund.  The management fees that the Fund pay to the Manager are not reduced because they receive such services.

As permitted by Section 28(e) of the Securities Exchange Act of 1934 (the “Exchange Act”) and the Management Agreement, the Manager may cause the Fund to pay a broker-dealer that provides “brokerage and research services,” as defined in the Exchange Act, to the Manager an amount of disclosed compensation for effecting a securities transaction for the Fund in excess of the compensation that another broker-dealer would have charged for effecting that transaction.  The authority of the Manager to cause the Fund to pay greater commissions is subject to such policies as the Directors may adopt from time to time.

The Manager may not allocate brokerage transactions for the Fund on the basis of a broker’s sale of Fund shares.

Disclosure of Portfolio Holdings The Fund are required to include a schedule of portfolio holdings in their annual and semi-annual reports to shareholders, which are sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and which are filed with the Securities and Exchange Commission (the “SEC”) on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters.  The Fund also are required to file a schedule of portfolio holdings with the SEC on Form N-Q within 60 days of the end of the first and third fiscal quarters.  The Fund must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder of the Fund, upon request, free of charge.  This policy is applied uniformly to all shareholders of the Fund without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor).  Information contained in annual and semi-annual reports mailed to shareholders, as well as information filed with the SEC on Form N-Q and information posted on the Fund’s website, is public information.  All other information is non-public information. Additionally, the Manager and/or officers of the Company may periodically disclose the Fund’s top ten portfolio holdings to current and potential shareholders.

The Fund have ongoing arrangements with third party servicing agents to release portfolio holdings information on a daily basis in order for those parties to perform their duties on behalf of the Fund.  These third party servicing agents are the Manager, Transfer Agent, Fund Accounting Agent and Custodian.    The Fund also may disclose portfolio holdings, as needed, to auditors, legal counsel, proxy voting services (if applicable), pricing services, and printers.  The lag between the date of the information and the date on which the information is disclosed will vary based on the identity of the party to whom the information is disclosed.  For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel at any time.    This information is disclosed to third parties under conditions of confidentiality.  “Conditions of confidentiality” include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential.  The Fund believe, based upon their size and history, that these are reasonable procedures to protect the confidentiality of the Fund’s portfolio holdings and will provide sufficient protection against personal trading based on the information.

Additionally, the Fund may disclose portfolio holdings to various entities in order for them to assign a rating or ranking to the Fund.  In these instances, portfolio holdings will be supplied no more frequently than quarterly and only after the Fund has filed a Form N-CSR or Form N-Q with the SEC.

Except as described above, the Fund are prohibited from entering into any arrangements with any person to make available information about the Fund’s portfolio holdings without the specific approval of the Board.  The Manager must submit any proposed arrangement pursuant to which the Manager intends to disclose the Fund’s portfolio holdings to the Board, which will review such arrangement to determine (i) whether the arrangement is in the best interests of Fund shareholders, (ii) whether the information will be kept confidential and (iii) whether the disclosure presents a conflict of interest between the interests of Fund shareholders and those of the Manager, or any affiliated person of the Fund, or the Manager.  Additionally, the Manager, and any affiliated persons of the Manager, are prohibited from receiving compensation or other consideration, for themselves or on behalf of the Fund, as a result of disclosing the Fund’s portfolio holdings.

PURCHASES AND REDEMPTIONS

How to Purchase.  The procedures for purchase of Fund shares are summarized in the text of the Prospectus under “How to Buy Shares.”  Purchase requests must be in good order, as defined in the Prospectus.  Upon receipt of a purchase request in good order, the shareholder will receive a payment equal to the net asset value of the purchased shares next determined after the purchase request, in good order, has been received.  The Fund will accept purchase requests only on days the NYSE is open.

How to Redeem.  The procedures for redemption of Fund shares are summarized in the text of the Prospectus under “How to Redeem Shares.” Redemption requests must be in good order, as defined in the Prospectus.  Upon receipt of a redemption request in good order, the shareholder will receive a payment equal to the net asset value of the redeemed shares next determined after the redemption request, in good order, has been received.  The Fund will accept redemption requests only on days the NYSE is open.  Redemption proceeds will normally be forwarded on the next day on which the NYSE is open.  However, the Fund reserve the right to take up to seven days to make payment if, in the judgment of the Manager, the Fund could be adversely affected by immediate payment.  The proceeds of redemption may be more or less than the shareholder’s investment and may involve a capital gain or loss for tax purposes.  If the shares to be redeemed represent an investment made by check, the Fund reserve the right not to forward the proceeds of the redemption until the check has been collected.

The Fund may only suspend the right of redemption and may postpone payment: (i) when the NYSE is closed for other than customary weekends and holidays,  (ii) as permitted by the Securities and Exchange Commission (“SEC”) during periods when trading on the NYSE is restricted, (iii) as permitted by the SEC during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or (iv) during any other period permitted by order of the SEC.

The Fund reserve the right to redeem shares and mail the proceeds to the shareholder if at any time the net asset value of the shares in the shareholder’s account in the Fund falls below a specified level, currently set at $2,000.  Shareholders will be notified and will have 30 days to bring the account up to the required level before any redemption action will be taken by the Fund.  The Fund also reserve the right to redeem shares to limit a shareholder’s account value to a specified maximum set from time to time by the Board of Directors.  No limit is presently in effect, but such a limit could be established at any time and could be applicable to existing and future shareholders.

Redemptions in-Kind.  The Fund intend to pay your redemption proceeds in cash.  However, under unusual conditions that make the payment in cash unwise (and for the protection of the remaining shareholders of the Fund) the Fund reserve the right to pay all, or part, of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in-kind).  The Fund have elected to be governed by Rule 18f-1 of the 1940 Act under which the Fund are obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund’s net asset value during any 90-day period.  Although it is highly unlikely that your shares would ever actually be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you.

Signature Guarantees.  If you request payment of proceeds, the Fund may require that your redemption be in writing and include a signature guarantee.  Signature guarantees help protect you and your account against fraud.  You can obtain a signature guarantee at most banks and financial intermediaries.  A notary public cannot provide a signature guarantee.  You may not use fax to transmit a signature guarantee to the Fund.  The Fund will not make checks payable to any person other than the shareholder(s) of record or mail checks to an address other than the address of record.

How Net Asset Value is Determined.  As described in the Prospectus under “How Net Asset Value is Determined,” the net asset value per share of the Fund is determined once on each day on which the NYSE is open, as of the close of the NYSE.   The Corporation expects that the days, other than weekend days, that the NYSE will not be open are: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

All investments in securities are recorded at their estimated fair value.

Equity securities (common stock including ADRs, closed end mutual funds, and real estate investment trusts) - Equity securities are valued by using market quotations furnished by a pricing service when the Manager believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as a level 2 security. When market quotations are not readily available, when the Manager determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued at fair value as determined by the Manager in good faith, in accordance with guidelines adopted by and subject to review of the Board of Directors and are categorized as level 3.

Money market mutual funds, are generally priced at the ending NAV provided by service agent of the Fund. These securities will be classified as level 1 of the value hierarchy.

Fixed income securities - Fixed income securities such as corporate bonds, municipal bonds, convertible notes and U.S. government agencies and obligations when valued using market quotations in an active market, will be categorized as level 1 securities.  However, they may be valued on the basis of prices furnished by a pricing service when the Manager believes such prices more accurately reflect the fair value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  These securities will generally be categorized as level 2 securities.  If the Manager decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Directors.  These securities will be categorized as level 3 securities.

Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using amortized cost which approximates fair value and would be categorized as level 2.

TAXES

The Fund has qualified, and intends to continue to qualify each year, as a “regulated investment company” under Subchapter M of the Code.  In order to qualify, the Fund must, among other things:

(a)

derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock or securities, or other income derived with respect to its business of investing in such stock or securities;

(b)

each year distribute at least 90% of its “investment company taxable income,” which, in general, consists of investment income and short-term capital gains; and

(c)

diversify its holdings so that, at the end of each fiscal quarter

(i)

at least 50% of the market value of the Fund’s assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and

(ii)

not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses if the Fund owns at least 20% of the voting power of such issuers.

By so qualifying, the Fund will not be subject to federal income taxes to the extent that its net investment income, net realized short-term capital gains and net realized long-term capital gains are distributed.

Capital losses incurred in tax years beginning after December 22, 2010 may be carried forward indefinitely and retain the character of the original loss.  Under previously enacted laws, capital losses could be carried forward to offset any capital gains for eight years, and carried forward as short-term capital, irrespective of the character of the original loss.  Capital loss carry forwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

Effective January 1, 2011, the Fund is subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98.2% of its capital gain net income for the one-year period ending on October 31 of that year (and certain undistributed amounts from prior years).  The Fund intend to make sufficient distributions prior to the end of each calendar year to avoid such excise tax but can make no assurances that distributions will be sufficient to avoid this tax.

In years when the Fund distributes amounts in excess of its earnings and profits, such distributions may be treated, in part, as a return of capital.  A return of capital is not taxable to a shareholder and has the effect of reducing the shareholder’s basis in the shares.  The Fund currently have no intention or policy to distribute amounts in excess of their earnings and profits.

It is expected that at least some of the distributions from the Fund will qualify for the dividends-received deduction for corporations to the extent that the Fund’s gross income was derived from qualifying dividends from domestic corporations.

All or portion of the net investment income distributions to an individual shareholder from the Fund may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (0% for individuals in lower tax brackets)) to the extent that the Fund receives qualified dividend income.  Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States).  In order for some portion of the dividends received by the Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio, and the shareholder must meet holding period and other requirements with respect to the Fund’s shares.

Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2012.

Shareholders will receive annual information as to the tax status of distributions made by the Fund in each calendar year.

The Fund are required to withhold at the applicable withholding rates and remit to the U.S. Treasury any amounts of dividend income earned by any shareholder account for which an incorrect or no taxpayer identification number (“TIN”) has been provided or where the Fund are notified that the shareholder has under-reported income in the past (or the shareholder fails to certify that he is not subject to such withholding) or for which the shareholder has failed to certify that he or she is a U.S. person (including a U.S. resident alien).  In addition, the Fund will be required to withhold at the applicable withholding rates and remit to the U.S. Treasury any amount of the proceeds of any redemption of shares of a shareholder account for which an incorrect or no TIN has been provided.

The foregoing relates to federal income taxation. Distributions from investment income and capital gains may also be subject to state and local taxes.  The Corporation is organized as a Maryland corporation.  Under current law, as long as the Fund qualify for the federal income tax treatment described above, it is believed that the Fund will not be liable for any income or franchise tax imposed by Maryland with respect to amounts distributed to shareholders.

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to certain requirements.  Investment in Ginnie Mae or Fannie Mae securities, bankers acceptances, commercial paper, and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment.  The rules on exclusion of this income are different for corporate shareholders.

DISTRIBUTIONS

Distributions from Net Investment Income.  The Fund pay out substantially all of their net investment income, (i.e., dividends, interest they receive from their investments, and short-term gains).  The Focus Fund and the Income Fund will declare and pay any such dividends annually and quarterly, respectively.

Distributions of Capital Gains.  The Fund’s policy is to distribute annually substantially all of its net realized capital gain, if any, after giving effect to any available capital loss carryover.  Net realized capital gain is the excess of net realized long-term capital gain over net realized short-term capital loss.

Dividends and short-term capital gains distributions of the Fund are taxable as ordinary income.  Distributions of any long-term capital gains are treated as a gain from the sale or exchange of a capital asset held for more than one year, regardless of how long you may have owned shares in the Fund.  Distributions of net capital gains of the Fund will not qualify for the dividends-received deduction and will be taxable as long-term capital gain, taxable at the rate of 20% for property held for more than one year, whether received in cash or additional shares.

In order to avoid a liability for excise tax on undistributed income, the Internal Revenue Code of 1986, as amended, requires the Fund to distribute prior to calendar year end virtually all the ordinary income of the Fund on a calendar year basis, and to distribute virtually all of the capital gain net income realized in the one-year period ending each October 31 and not previously distributed.

Distributions will be taxable whether received in cash or in shares through the reinvestment of distributions.  A dividend paid to you by the Fund in January of a year generally is deemed to have been paid by the Fund and received by you on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year.  The Fund will provide federal tax information annually, including information about dividends and distributions paid during the preceding year.

FINANCIAL STATEMENTS

The financial statements and report of the independent registered public accounting firm required to be included in this SAI will be incorporated by reference to the Annual Report for the Fund.  You can obtain a copy of the Annual Report, when issued, without charge by calling the Fund at 1-800-746-3322.

APPENDIX A:  CORPORATE BOND AND COMMERCIAL PAPER RATINGS

I.

Corporate Bond Ratings

A.

Description of Moody’s Investors Service, Inc.’s Corporate Bond Ratings:

Aaa -- Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt-edge.”  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations.  Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured.  Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba and B -- Bonds which are rated Ba or B are judged to have speculative elements; their future cannot be considered as well assured.  Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B.

Description of Standard & Poor’s Corporation’s Corporate Bond Ratings:

AAA -- Bonds rated AAA have the highest rating assigned by Standard & Poor’s to a debt obligation.  Capacity to pay interest and repay principal is extremely strong.

AA -- Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

A -- Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal.  Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

BB and B -- Bonds rated BB or B are regarded, on balance, as predominately speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation.  While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CCC -- Debt rated CCC has a current identifiable vulnerability to default, and is dependent on favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal.  In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.  The ‘CCC’ rating category also is used for debt subordinated to senior debt that is assigned an actual or implied ‘B’ or ‘B-’ rating.

II.

Commercial Paper Ratings

A.

Description of Moody’s Investors Service. Inc.’s Commercial Paper Ratings:

Moody’s Investors Service, Inc. evaluates the salient features that affect a Commercial Paper issuer’s financial and competitive position.  Its appraisal includes, but is not limited to, the review of such factors as: quality of management, industry strengths and risks, vulnerability to business cycles, competitive position, liquidity measurements, debt structure, operating trends and access to capital markets.  Differing degrees of weight are applied to these factors as deemed appropriate for individual situations.  Commercial Paper issuers rated “Prime-1” are judged to be of the best quality.  Their short-term debt obligations carry the smallest degree of investment risk.  Margins of support for current indebtedness are large or stable with cash flow and asset protection well assured. Current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available.  While protective elements may change over the intermediate or longer term, such changes are most unlikely to impair the fundamentally strong position of short-term obligations.  Issuers in the Commercial Paper market rated “Prime-2” are of high quality.  Protection for short-term note holders is assured with liquidity and value of current assets as well as cash generation in sound relationship to current indebtedness.  They are rated lower than the best commercial paper issuers because margins of protection may not be as large or because fluctuations of protective elements over the near or intermediate term may be of greater amplitude.  Temporary increases in relative short and overall debt load may occur. Alternate means of financing remain assured.  Issuers rated among Prime-1 and Prime-2 categories are judged to be investment grade.

B.

Description of Standard & Poor’s Corporation Commercial Paper Ratings:

Standard & Poor’s Corporation describes its highest (“A”) rating for commercial paper as follows, with numbers l, 2 and 3 being used to denote relative strength within the “A” classification: Liquidity ratios are adequate to meet cash requirements.  Long-term senior debt rating should be “A” or better; in some instances “BBB” credits may be allowed if other factors outweigh the “BBB.”  The issuer should be well- established and the issuer should have a strong position within its industry.  The reliability and quality of management should be unquestioned.

821078.6

Appendix B:  Croft-Leominster, Inc. Proxy Voting Procedures

I. Introduction

We, Croft-Leominster (the “Advisor”), have adopted and implemented policies and procedures that we believe are reasonably designed to ensure that proxies are voted in the best interest of the clients of Croft-Leominster (“Clients”), in accordance with our fiduciary duties and SEC rule 206(4)-6 under the Investment Advisers Act of 1940.  Our authority to vote the proxies of our clients is established by our advisory contracts or comparable documents, and our proxy voting guidelines have been tailored to reflect these specific contractual obligations.

Other terms:

The Advisor’s portfolio managers (“Portfolio Managers”)

The Advisor’s designated proxy officers (“Proxy Committee”)

The Advisor’s internal administrators (“Administrators”)

 II. Statement of Policies and Procedures

A.

Client’s Best Interest- Proxies are always voted in the best interest of the Client and for their well-being, even at the expense of the Adviser

B.

Conflicts of Interest- All material conflicts are resolved for the benefit of the client.

a.

Determine if conflict exists

b.

Notify Clients of potential conflict and obtain consent before voting

c.

If consent is not granted the Manager will refrain from voting on the conflicted issue

C.

Limitations- The Adviser may not vote proxies if the any following conditions are present

a.

If the effect on shareholders’ economic interests or the value of the portfolio holding is indeterminable or insignificant

b.

The cost of voting the shares is prohibitive

c.

If a Client elects to vote on own behalf

D.

Voting Investment Company Shares owned by the Fund- Notwithstanding the forgoing, the following policies will apply to investment company shares owned by the Fund.  Under Section 12(d)(1) of the Investment Company Act of 1940, as amended, (the “1940 Act”), the Fund may only invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the outstanding voting stock of any one investment company or invest more than 10% of its total assets in the securities of other investment companies. However, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by the Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the fund and all affiliated persons of the fund; and (ii) the fund is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price which includes a sales load of more than 1½% percent.  Therefore, the Fund (or the Adviser acting on behalf of the Fund) must comply with the following voting restrictions unless it is determined that the Fund is not relying on Section 12(d)(1)(F):

a.

when the Fund exercises voting rights, by proxy or otherwise, with respect to any investment company owned by the Fund, the Fund will either seek instruction from the Fund’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or

b.

vote the shares held by the Fund in the same proportion as the vote of all other holders of such security.

E.

Oversight- The Proxy Committee will oversee all proxy responsibilities.

a.

Proxy Committee member include the Manager president and chief compliance officer.

b.

Proxy Committee members will review policies for timeliness and cost effectiveness on an ongoing basis.

F.

Availability of Policies and Procedures- After initial notification to our Clients, it is also available upon request.

G.

Disclosure of Proxy Voting Record – The Manager will the make the voting record available to clients upon request within 15 days of the receiving a written request unless the client’s votes are done by a third party hired by the client, in which case they remain unavailable (of course, the Advisor’s clients have the right to vote proxies on portfolio securities themselves, or to hire a third party to vote proxies)

a.

The Manager will make the proxy voting record similarly available to Croft Funds’ shareholders upon request; this will be disclosed in the Fund Prospectus. Additionally, beginning Aug 30th, 2004 form NP-X detailing the previous year’s proxy vote will we filed with the SEC and available to the public.

  III. Responsibility and Oversight

A.

The Advisor’s Compliance officer is responsible for overseeing the voting process and the Advisor’s traders are responsible for administering the votes and recording them.

B.

Documentation- The advisor will keep accurate records of all voted proxies including the issue, date, and way the shares were voted.  The Policies and Procedures will be reviewed annually for potential updates or clarification.

C.

The Advisor’s administrators will be responsible for notifying clients of a potential conflict of interests.

IV. Policies and Procedures

A.

Client Direction- The Advisor’s responsibility for voting proxies are determined generally by its obligations under each advisory contract or similar document.

B.

Voting Process

a.

Receive Proxies

i.

Administrators receive proxies and make the Portfolio Managers aware of them.

b.

Portfolio managers will then review and assess proxy issues, and if a conflict of interest is suspected, a meeting of the portfolio managers will occur to decide if a conflict actually exists.

i.

A conflict of interest will be declared if the client’s interests are at odds with those of the Advisor, the portfolio managers, the analysts or those with a pecuniary interest in the Advisor.

ii.

If the Portfolio Managers determine there is a conflict of interest they will establish if the conflict is economically meaningful or potentially economically meaningful in nature.

iii.

If the conflict is determined to be economically meaningful or potentially economically meaningful in nature the Administrators will notify the relevant clients (via mail or fax) of the conflict and obtain consent to vote on the client’s behalf.

iv.

If the client refuses their consent, or if the issue is not economically meaningful, the Manager will not vote.

v.

If the Manager believes the issue to be economically meaningful and does not have client consent to vote on their behalf, the Manager will urge the client to vote on their own behalf without giving an opinion about which way to vote.

vi.

If the client fails to respond to a request for consent the Manager will vote on the client’s behalf and disclose to the client in a memo the independent reasons supporting the advisors vote and how that vote represented the best interests of the client.

c.

Administrators are responsible for giving proxies to Portfolio Managers for all decisions regardless or nature (routine, specialized etc.) of the issues up for vote.

d.

 Portfolio managers are responsible for the proxy vote decisions, but they may take recommendations from analysts.

i.

Portfolio Managers will consider the impact on the share value for at least the expected holding period for the stock.

1.

Analysts may be asked for their input or for research to aide the Portfolio Manager’s decision.

ii.

Portfolio Managers will also determine whether or not an issue is economically meaningful.

iii.

Non-economically meaningful issues will usually be voted with company mgmt. unless costs to the Manager are prohibitive or the issue has symbolic significance that the Portfolio Manager believes could affect share value.

e.

The Advisor’s administrators are responsible for carrying out vote in accordance with the portfolio manager’s decision.

i.

Portfolio Managers will disclose their decision verbally or in writing directly to the administrators. Administrators will clarify any confusing or contradictory directives.

ii.

Administrators will notify the appropriate institutions via mail, or if possible, secure email.

f.

The Administrator will record the vote.

i.

Excel files will be kept consistent with Section C of these procedures.

C.

Record Keeping- In accordance with Rule 204-2(c) the adviser will keep records of the following:

a.

The proxy policy and procedures

b.

Copies of the Proxy statements- the Manager will rely or EDGAR (a service of the SEC, EDGAR is a public database of all statements filed by public companies whether foreign or domestic) or a third party.

c.

Record of each vote cast

d.

A record of the basis for the decision

e.

All written requests from clients for specific voting direction

f.

For the Croft Funds these additional records will be kept

i.

Client requests for proxy voting information

ii.

Any materials prepared by the Manager that were material in making a proxy voting decision.

D.

Duration- Proxy voting records should be available for at least 5 years and in the office of the Manager for at least two.

821078.6

PART C

OTHER INFORMATION

Item 28.   EXHIBITS

(a)          Articles of Incorporation, filed as Exhibit (1) to the Registrant’s Initial Registration Statement filed on July 22, 1994 are incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 5, as filed on June 29, 1998.

(b)          By-Laws are filed, filed as Exhibit (1) to the Registrant’s of Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A filed on July 2, 2010 are incorporated by reference.

(c)          None.

(d)(1)      Management Contract between Registrant and Croft-Leominster, Inc. is filed herewith.

(d)(2)     Letter Agreement between the Registrant and Croft-Leominster filed as Exhibit 99.28.d (2) to the Registrant’s of Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A filed on April 11, 2012 is incorporated by reference.

(d)(3)

Expense Limitation Agreement between Registrant and Croft-Leominster, Inc., with respect to the Croft Focus Fund, is filed herewith.

(e)

None.

(f)

None.

(g)(1)     Custodian Agreement between Registrant and Star Bank (currently US Bank), N.A. dated August 19, 1994 filed as Exhibit (8) of Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed on November 10, 1994 is incorporated by reference to Exhibit (g) of Post-Effective Amendment No. 5, as filed on June 29, 1998.

(g)(2)

Amendment to Custodian Agreement between Registrant and Star Bank (currently US Bank), N.A. is filed herewith.

(h)(1)     Transfer Agent Agreement between Croft Funds Corporation and Mutual Shareholder Services, LLC dated September 23, 2013 is filed herewith.

 (h)(2)

Accounting Services Agreement between Croft Funds Corporation and Mutual Shareholder Services, LLC dated September 23, 2013 will be filed by subsequent amendment.

(i)       Opinion and Consent of Thompson Hine LLP is filed herewith.

(j)           Consent of Independent Registered Public Accountants, Cohen Fund Audit Services, Ltd., is filed herewith.

(k)          None.

(l)           Purchase Agreement between Registrant and Croft-Leominster, Inc. filed as Exhibit (13) of Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed on November 10, 1994 is incorporated by reference to Exhibit (l) of Post-Effective Amendment No. 5, as filed on June 29, 1998.

(m)(1)         Distribution Plan filed as Exhibit (15) of Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A filed on November 10, 1994 is incorporated by reference to Exhibit (m) of Post-Effective Amendment No. 5, as filed on June 29, 1998.

(m)(2)

Amendment to Distribution Plan is filed herewith.

(n)(1)

Rule 18f-3 Plan filed as Exhibit 99.28. n to the Registrant’s of Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A filed on April 11, 2012 is incorporated by reference.

(n)(2)

Amendment to Rule 18f-3 Plan is filed herewith.

(o)     Reserved.

(p)(1)      Amended Code of Ethics for the Croft Funds Corporation, filed as Exhibit 99.23.p to Post-Effective Amendment No. 12 on the Registrant’s Registration Statement on Form N-1A on July 20, 2005 is incorporated by reference.

(p)(2)     Amended and Restated Code of Ethics for Croft-Leominster, Inc ., filed as Exhibit 99.23.p to Post-Effective Amendment No. 18 on the Registrant’s Registration Statement on Form N-1A on August 28, 2009 is incorporated by reference .

(q)(1)      Powers of Attorney of certain officers and directors of the Registrant, filed as Exhibit (99.23.q) to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A on September 2, 2003 is incorporated by reference.

(q)(2)      Powers of Attorney of certain officers and directors of the Registrant, filed as Exhibit 99.H to Post-Effective Amendment to the Registrant’s Registration Statement on Form N-1A on August 31, 2011 is incorporated by reference.

Item 29. Persons Controlled By or Under Common Control with the Fund

None.

Item 30. Indemnification

The Corporation shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law.  The Corporation shall indemnify and advance expenses to its officers to the same extent as to its directors and to such further extent as is consistent with law.  The Board of Directors of the Corporation may make further provision for indemnification of directors, officers, employees and agents in the By-Laws of the Corporation or by resolution or agreement to the fullest extent permitted by the Maryland General Corporation Law.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions of Maryland law and the Articles of Incorporation of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the corporation in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business and other Connections of the Investment Adviser

The Manager is a Maryland corporation that was organized in 1989.  The Manager’s principal place of business is at Canton House, 300 Water Street, Baltimore, Maryland 21202.  It is in the business of providing investment advice and related services, and is registered with the Securities and Exchange Commission as an investment adviser.  The Manager has prior experience as a General Partner of several limited partnerships that invest in securities, and its principal staff has substantial investment experience.

The names and prior experience of the Officers and Directors of the Manager are set forth below.  The principal business address of each person listed below (as it relates to the Manager) is Canton House, 300 Water Street, Baltimore, Maryland 21202.

Name and Position with Croft-Leominster, Inc.	Prior Two Years Experience

Kent Croft President and Director	President, Director, Chief Compliance Officer, Croft-Leominster, Inc. since 1989.

George Russell Croft Vice President and Treasurer	Vice President, Croft-Leominster, Inc. since 2001.

L. Gordon Croft Director, Chief Investment Officer and Vice President	Vice President, Chief Investment Officer and Director of Croft-Leominster, Inc. since 1989.

Item 32. Principal Underwriters

None.

Item 33. Location of Accounts and Records

All accounts, books and other documents required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained at the offices of the Registrant’s transfer agent (transfer agency and shareholder records), 8000 Town Centre, Suite 400, Broadview Heights, OH  44147, the offices of Registrant’s manager (corporate records, journals, ledgers, receipts, and brokerage orders), 300 Water Street, Baltimore, MD 21202, or at the offices of Registrant’s custodian (custody records), 425 Walnut Street, Cincinnati, OH 45202.

Item 34. Management Services

All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 35. Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Investment Company Act, the Registrant certifies that it meets the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and that it has duly caused this Post-Effective Amendment No. 29 to Registration Statement No. 33-81926 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore and State of Maryland, on the 21st day of November, 2013 .

CROFT FUNDS CORPORATION

By: /s/ Kent G. Croft

      Kent G. Croft, President and Director

As required by the Securities Act of 1933, this Post-Effective Amendment No. 29 to the Registration Statement has been signed by the following persons in the capacity and on the date indicated.

Signature                                           Title

* Benjamin R. Civiletti                     Director

*Charles J. McLaughlin                    Director

* Steven Tamasi                                Director

*By: /s/ Kent G. Croft                                                                                              Date: November 21, 2013

Kent G. Croft

Attorney in fact

/s/ Kent G. Croft                                President/Principal

Kent G. Croft                                    Executive Officer and Director

Date: November 21, 2013

/s/ G. Russell Croft                            Director

G. Russell Croft

Date: November 21, 2013

/s/ Philip N. Vong                             Treasurer/Principal Financial                         Date: November 21, 2013

Philip N. Vong                                  Officer/Principal Accounting

 Officer

EXHIBIT INDEX

EXHIBIT                                                                                                                                      Exhibit No.

Management Contract

(d)(1)

Expense Limitation Agreement

(d)(3)

Amendment to Custody Agreement

(g)(2)

Transfer Agency Agreement

(h)(1)

Accounting Services Agreement

(h)(2)

Opinion and Consent of Counsel

(i)

Consent of Independent Registered Public Accountants

(j)

Amendment to Distribution Plan

(m)(2)

Amendment to Rule 18f-3 Plan

(n)(2)